EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plan
EMPLOYEE BENEFIT PLANS
Schedule of benefit obligation, fair value of plan assets and the funded status of the Company's defined benefit pension plan and unfunded excess benefit plan

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2011	2010	2011	2010
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$186,300	$154,113	$33,675	$30,195

Change in projected benefit obligation:
Benefit obligation at beginning of year	$165,704	$147,373	$31,592	$29,508
Service cost	8,682	7,423	679	584
Interest cost	8,938	8,091	1,506	1,545
Amendments	94	—	3	—
Actuarial (gain) or loss	23,859	7,890	4,187	1,444
Special termination benefits	—	—	—	—
Benefits paid	(8,115)	(5,073)	(1,711)	(1,489)

Benefit obligation at end of year	199,162	165,704	36,256	31,592

Change in plan assets:
Fair value of plan assets at beginning of year	117,856	102,276	—	—
Actual return on plan assets	2,874	12,355	—	—
Employer contributions(1)	12,443	8,298	1,711	1,489
Benefits paid	(8,115)	(5,073)	(1,711)	(1,489)

Fair value of plan assets at end of year	125,058	117,856	—	—

After reflecting FASB guidance:
Funded status	(74,104)	(47,848)	(36,256)	(31,592)

Amounts recognized in the balance sheet:
Other assets	—	—	—	—
Other liabilities	(74,104)	(47,848)	(36,256)	(31,592)

Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	91,804	66,422	11,924	8,618
Prior service cost/(credit)	(2,208)	(2,694)	60	69

Net transition asset	$89,596	$63,728	$11,984	$8,687

(1)
Employer contributions disclosed are based on the Company's fiscal filing year.

Schedule of weighted-average assumptions used to determine benefit obligations

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2011	2010	2011	2010
Discount rate	4.62%	5.30%	4.07%	4.79%
Rate of compensation increase	2.5 - 3.0	2.5 - 3.0	3.5 - 4.0	3.5 - 4.0
Expected long-term return on plan assets	7.75	7.75	N/A	N/A

Schedule of weighted-average assumptions used to determine the net periodic benefit cost

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2011	2010	2009	2011	2010	2009
Discount rate	5.30%	5.57%	6.30%	4.79%	5.40%	6.30%
Rates of compensation increase	2.5 - 3.0	0 - 3.75	3.75	3.5 - 4.0	0 - 4.75	4.75
Expected long-term return on plan assets	7.75	8.00	8.00	N/A	N/A	N/A

Components of the net periodic benefit cost

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2011	2010	2009	2011	2010	2009
	(Dollars In Thousands)
Service cost—benefits earned during the period	$8,682	$7,423	$6,834	$679	$584	$556
Interest cost on projected benefit obligation	8,938	8,091	7,847	1,506	1,545	1,701
Expected return on plan assets	(10,021)	(9,349)	(9,569)	—	—	—
Amortization of prior service cost/(credit)	(392)	(403)	(403)	12	12	12
Amortization of actuarial losses(1)	5,625	3,905	2,017	881	653	458

Total benefit cost	$12,832	$9,667	$6,726	$3,078	$2,794	$2,727

(1)
2011 average remaining service period used is 8.29 years and 7.51 years for the defined benefit pension plan and unfunded excess benefit plan, respectively.

Schedule of estimated net actuarial loss, prior service cost and transition obligation that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year

	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
Net actuarial loss	$7,594	$1,104
Prior service cost/(credit)	(392)	12
Transition obligation	—	—

Schedule of allocation of plan assets by category

Asset Category	Target Allocation for 2012	2011	2010
Cash and cash equivalents	2.0%	1.0%	1.0%
Equity securities	60.0	61.0	60.0
Fixed income	38.0	38.0	39.0

Total	100.0%	100.0%	100.0%

Schedule of fair value of plan assets by category

	As of December 31,
Asset Category	2011	2010
	(Dollars In Thousands)
Cash and cash equivalents	$1,004	$2,072
Equity securities:
Russell 3000 Equity Index Fund	52,792	54,737
Spartan U.S. Equity Index Fund	29,735	21,644
Fixed income	41,527	39,403

Total investments	125,058	117,856
Employer contribution receivable	2,270	1,598

Total	$127,328	$119,454

Schedule of fair value of plan assets, set forth by level, within the fair value hierarchy

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$1,004	$—	$1,004
Collective investment funds	—	82,527	—	82,527
Group deposit administration annuity contract	—	—	41,527	41,527

Total investments	$—	$83,531	$41,527	$125,058

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$2,072	$—	$2,072
Collective investment funds	—	76,381	—	76,381
Group deposit administration annuity contract	—	—	39,403	39,403

Total investments	$—	$78,453	$39,403	$117,856

Reconciliation of the beginning and ending balances for fair value measurements for which significant unobservable inputs (level 3) have been used

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of year	$39,403	$34,892
Interest income	2,124	1,947
Transfers from collective short-term investments fund	—	5,000
Transfers to collective short-term investments fund	—	(2,436)

Balance, end of year	$41,527	$39,403

Schedule of estimated future benefit payments under defined benefit pension plan

Years	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
2012	$8,770	$2,984
2013	9,698	2,888
2014	9,448	2,880
2015	10,083	2,923
2016	11,420	3,152
2017-2021	67,686	14,888

Retiree medical plan
EMPLOYEE BENEFIT PLANS
Schedule of accumulated postretirement benefit obligation

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$1,309	$1,659
Service cost	9	15
Interest cost	28	50
Amendments	(29)	—
Actuarial (gain) or loss	(297)	(238)
Plan participant contributions	255	272
Benefits paid	(326)	(449)
Special termination benefits	—	—

Benefit obligation, end of year	$949	$1,309

Group life insurance plan
EMPLOYEE BENEFIT PLANS
Schedule of fair value of plan assets by category

	For The Year Ended December 31,
Category of Investment	2011	2010	2009
	(Dollars In Thousands)
Money Market Fund	$6,193	$6,217	$6,235

Schedule of fair value of plan assets, set forth by level, within the fair value hierarchy

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,193	$—	$—	$6,193

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,217	$—	$—	$6,217

Schedule of accumulated postretirement benefit obligation

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$7,955	$7,337
Service cost	118	110
Interest cost	416	413
Amendments	—	22
Actuarial (gain) or loss	816	387
Plan participant contributions	—	—
Benefits paid	(354)	(314)
Special termination benefits	—	—

Benefit obligation, end of year	$8,951	$7,955